Expense Example {- Fidelity® U.S. Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-07 - Fidelity® U.S. Sustainability Index Fund - Fidelity U.S. Sustainability Index Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141